Schedule of endorsements and guarantees provided by related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-term loans	$ 2,741,552	$ 8,999,751
Long-term loans	1,652,258	1,037,768
Guaranteed by key management	$ 4,393,810	$ 10,037,519